Investment Objectives and Goals	Nov. 26, 2025
Arrow DWA Tactical: Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – ARROW DWA TACTICAL: BALANCED FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Arrow DWA Tactical: Balanced Fund (the “Fund”) seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.
Arrow DWA Tactical: Macro Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – ARROW DWA TACTICAL: MACRO FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Arrow DWA Tactical: Macro Fund (the “Fund”) seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.
ARROW MANAGED FUTURES STRATEGY FUND
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – ARROW MANAGED FUTURES STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Arrow Managed Futures Strategy Fund (the “Fund”) seeks long-term capital appreciation and to achieve absolute returns.
ARROW VALTORO ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Arrow Valtoro ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Arrow Valtoro ETF (the “Fund”) seeks capital gains.